BUSINESS COMBINATION - Summary of fair value of assets acquired and liabilities assumed (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)
Intangible assets:
Goodwill			¥ 4,605,724		¥ 4,605,724	$ 647,462	$ 687,616	¥ 4,625,115
Camelot Group
Fair values of the assets acquired and liabilities assumed
Total fair value of purchase consideration	¥ 5,290,553	$ 743,734	5,290,553	$ 789,859
Cash and cash equivalents	618,439		618,439				92,331		$ 86,939
Restricted cash	1,126		1,126				168		158
Accounts receivable and other assets	940,511		940,511				140,415		132,215
Property and equipment, net	13,792		13,792				2,059		1,939
Intangible assets:
Deferred tax assets	54,419		54,419				8,125		7,650
Deferred tax liabilities	(268,490)		(268,490)				(40,085)		(37,744)
Accounts payable and other liabilities	(871,903)		(871,903)				(130,172)		(122,570)
Non-controlling interests	(882,451)		(882,451)				(131,746)		(124,053)
Goodwill	4,556,910		4,556,910				680,329		640,600
Customer Relationships [Member] | Camelot Group
Intangible assets:
Intangible assets	620,100		620,100				92,578		87,172
Trademarks | Camelot Group
Intangible assets:
Intangible assets	474,000		474,000				70,766		66,634
Copyrights | Camelot Group
Intangible assets:
Intangible assets	¥ 34,100		¥ 34,100				$ 5,091		$ 4,794